FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   December 31, 2007

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       46

	c.	Information Table Value Total   $ 240,019

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending December 31, 2007
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

12/31/2007
                                                          MKT
                                     SECURITY             VAL
SECURITY                     TYPE    SYMBOL  CUSIP        x 1000       SHARES

WAL-MART STORES              common  wmt     931142103     6,171       129,837
WACHOVIA CORP                common  wb      929903102     7,474       196,531
VF CORP                      common  vfc     918204108     5,324        77,541
VERIZON COMM                 common  vz      92343V104     9,130       208,970
SCHERING PLOUGH              common  sgp     806605101       608        22,815
PROGRESS ENERGY              common  pgn     743263105       172         3,550
PROCTER & GAMBLE CO          common  pg      742718109       164         2,240
PPG INDUSTRIES INC           common  ppg     693506107     6,738        95,944
PFIZER INC                   common  pfe     717081103     6,645       292,325
PEPSICO                      common  pep     713448108       197         2,597
NATIONAL CITY                common  ncc     635405103     2,594       157,613
MOTOROLA INC                 common  mot     620076109     5,005       312,062
MICROSOFT CORP               common  msft    594918104     9,939       279,174
MASCO CORP                   common  mas     574599106     3,864       178,800
LUBRIZOL CORP                common  lz      549271104     4,721        87,160
LILLY, ELI & CO              common  lly     532457108     3,571        66,886
KRAFT FOODS INC              common  kft     50075N104     1,165        35,700
KIMBERLY-CLARK               common  kmb     494368103    10,038       144,771
JP MORGAN CHASE              common  jpm     46625H100     9,126       209,079
JOHNSON & JOHNSON INC        common  jnj     478160104    10,122       151,756
INTL BUS. MACHINES           common  ibm     459200101       193         1,790
INTEL CORP                   common  intc    458140100     9,692       363,535
HUNTINGTON BANCSHARES        common  hban    446150104       239        16,200
HONEYWELL INTL               common  hon     438516106     8,566       139,125
HOME DEPOT INC               common  hd      437076102     5,535       205,473
GENERAL MILLS INC            common  gis     370334104     5,949       104,360
GENERAL ELECTRIC             common  ge      369604103    12,786       344,911
GAP INC                      common  gps     364760108     7,379       346,775
FIRST ENERGY                 common  fe      337932107     1,798        24,850
EXXON MOBIL                  common  xom     30231G102     5,911        63,087
EMERSON ELECTRIC             common  emr     291011104     7,448       131,443
E I DUPONT DE NEMOURS        common  dd      263534109     8,010       181,674
DOMINION RES INC             common  d       25746u109       313         6,600
CORNING INC                  common  glw     219350105     4,339       180,850
CONOCOPHILLIPS               common  cop     20825c104     5,625        63,702
CON EDISON CO                common  ed      209115104     4,036        82,625
CON AGRA                     common  cag     205887102     5,592       235,075
COCA-COLA CO                 common  ko      191216100    10,149       165,370
CEDAR FAIR L.P.              common  fun     150185106       232        11,000
BP PLC SPONS ADR             common  bp      055622104     7,656       104,632
BANK OF AMERICA              common  bac     060505104     6,310       152,925
AUTOMATIC DATA PROCESSING    common  adp     053015103       125         2,810
AT&T INC.                    common  t       00206R102    10,329       248,534
AMERICAN EXPRESS             common  axp     025816109       103         1,979
AMERICAN ELEC PWR            common  aep     025537101       233         5,005
3M COMPANY                   common  mmm     88579y101     8,703       103,211

                                                         240,019